N-6	Aug. 16, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	Protective NY COLI VUL
Entity Central Index Key	0001826404
Entity Investment Company Type	N-6
Document Period End Date	Aug. 16, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

In the "FUND APPENDIX: FUNDS AVAILABLE UNDER THE POLICY" section of the Updating Summary Prospectus and Prospectus, the following fund information is removed and replaced by the following:

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 years	10 years
Allocation	BlackRock Global Allocation V.I. Fund - Class I - BlackRock (Singapore) Limited (1)	0.77%	-15.86%	3.50%	5.06%

Portfolio Companies [Table Text Block]
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 years	10 years
Allocation	BlackRock Global Allocation V.I. Fund - Class I - BlackRock (Singapore) Limited (1)	0.77%	-15.86%	3.50%	5.06%

BlackRock Global Allocation V.I. Fund - Class I [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock (Singapore) Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	(15.86%)
Average Annual Total Returns, 5 Years [Percent]	3.50%
Average Annual Total Returns, 10 Years [Percent]	5.06%